Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
13.	RELATED PARTY TRANSACTIONS

Financing Arrangements with Related Parties

In December 2012, the Company entered into a $2,100,000 unsecured promissory note with JFC Technologies, LLC (“JFC”), an entity controlled by James Schleck, a previous employee of CSP, who is an owner of a significant amount of the Company’s common shares and is a Board member. On November 19, 2013, the unsecured promissory note was amended (the “Amended JFC Note”). Pursuant to the Amended JFC Note, interest accrues on the principal amount at the rate of 12% per annum, retroactive to the date of the original note. The entire principal amount and all accrued interest under the Amended JFC Note is due on the maturity date of December 31, 2016, or upon the refinancing of the Company’s existing indebtedness (subject to the availability of at least $5,000,000 in available credit after such repayment). Pursuant to the Amended JFC Note, up to $1.0 million of the principal amount is convertible, at the option of JFC, into the number of shares of Series A Preferred Stock equal to the portion of the principal amount being converted divided by the conversion price of $32.50 per share (subject to adjustment based on certain changes in capitalization affecting the Series A Preferred Stock). The 30,769 shares of Series A Preferred Stock, representing the total of $1.0 million of the principal amount that is convertible, is convertible into 7,318,187 shares of the Company’s common stock at a conversion price of $0.13664587 per share, as amended on July 30, 2014.

In connection with the issuance of the Series B Convertible Preferred Stock and the Series C Preferred Stock (see Note 19), the Series A Investor and JFC entered into a Consent and Waiver Agreement with the Company, whereby the Series A Investor agreed to the termination of all of the warrants issued to it in connection with the Series A Preferred Stock and JFC agreed to terminate any right of JFC to receive any warrants otherwise issuable to it upon the conversion of any portion of the JFC Note pursuant to the terms thereof.

In accordance with ASC 470-50-40-10, the Company analyzed the Amended JFC Note and determined that the change in the conversion price of the Series A Preferred Stock on July 30, 2014 was substantive. Therefore, the amendment to the terms of the JFC Note on July 30, 2014 resulted in a loss on extinguishment during 2014. The Company recorded a loss on the extinguishment of the Amended JFC Note of approximately $0.5 million during 2014 and also recorded a loss on the extinguishment of the original JFC Note of approximately $2.1 million during 2013, as included within “Loss on extinguishment of debt – related party” within the accompanying consolidated statements of comprehensive loss.

On November 19, 2013, the Company issued a warrant to JFC to purchase up to 73,009 shares of the Company’s common stock, at an exercise price of $0.01. The warrant was exercised by JFC during February 2014. Bayonet Capital Fund I, LLC, Brook Industrial Park, LLC and JFC are controlled by James Schleck.

CSP leases property in Bound Brook, New Jersey, from Brook Industrial Park, LLC. This lease requires monthly lease payments of approximately $30,000 and ends on August 31, 2016, with extension options available.

Pursuant to an Amendment Agreement executed during December 2012, the Company is required to issue 350,000 shares of the Company’s common stock to JFC if the Company’s December 2013 common stock closing price was less than $1.75. The Company’s closing price on December 31, 2013 was $0.69. Therefore, the Company recorded approximately $242,000 within other current liabilities within the accompanying consolidated balance sheets as of December 31, 2013, and the 350,000 shares were issued to JFC on January 31, 2014.

Agreement with Board Member

On October 1, 2009, the Company entered into an agreement with Selway Capital, LLC (“Selway”) that provided for services to be performed by Selway on the Company’s behalf. This agreement was terminated effective March 31, 2014. The agreement previously stipulated that these services would be performed by Yaron Eitan, an employee of Selway and a member of the Company’s Board of Directors, with assistance, as needed, from other employees of Selway. Effective January 1, 2014, compensation for these services was $11,000 monthly. During April 2014, approximately $157,000 of 2013 Selway fees was settled by issuing 242,308 shares of the Company’s common stock.